Related Party Transactions and Balances (Tables)	6 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization (See Note 1) on March 26, 2020.
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited.
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited	Wholly owned by Mr. Huaixi Yang

Schedule of related parties transactions
		For the Six Months Ended September 30,
	Nature	2022	2021
Zhong Yang Holdings Limited	Rental expenses	$-	$54,422
Mr. Huaixi Yang	Structure note subscription fee and interest income	$-	$6,426

Schedule of balance with related parties
	Nature	September 30, 2022	March 31, 2022
Mr. Huaixi Yang (1)	Receivables from a customer – a related party	$1,512,129	$-
Mr. Huaixi Yang (1)	Payable to customers - related parties	$-	$3,378
Sunx Global Limited (2)	Payable to customers - related parties	$30,580	$30,647
WSYQR Limited (3)	Payable to customers - related parties	$68,624	$65,398